Schedule III - Part 2 (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 531,708
Initial cost, land	$ 337,863	341,911	$ 100	$ 326,696
Initial cost, buildings and improvements		1,665,900	3,400
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		20,199
Real estate, gross		2,028,010		1,855,960	$ 149,009	$ 1,729
Accumulated depreciation		68,078	$ 25	$ 21,319	$ 869	$ 12
Continental Tire, For Mill, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		780
Initial cost, buildings and improvements		14,259
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		15,039
Accumulated depreciation		520
Fujitsu Office Properties, Manchester, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		36,684
Initial cost, land		4,181
Initial cost, buildings and improvements		45,253
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		49,434
Accumulated depreciation		1,675
BP Oil, Wootton Bassett, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,159
Initial cost, land		678
Initial cost, buildings and improvements		2,931
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,609
Accumulated depreciation		115
HBOS, Derby, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		4,293
Initial cost, land		680
Initial cost, buildings and improvements		6,854
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,534
Accumulated depreciation		279
HBOS, St. Helens, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		2,193
Initial cost, land		258
Initial cost, buildings and improvements		3,884
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		4,142
Accumulated depreciation		159
HBOS, Warrington, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,493
Initial cost, land		492
Initial cost, buildings and improvements		2,320
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,812
Accumulated depreciation		102
Malthurst, Shiptonthorpe, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,439
Initial cost, land		312
Initial cost, buildings and improvements		2,218
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,530
Accumulated depreciation		96
Malthurst, Yorkshire, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		1,139
Initial cost, land		553
Initial cost, buildings and improvements		1,452
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		2,005
Accumulated depreciation		82
Stanley Black & Decker, Westerville, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		958
Initial cost, buildings and improvements		6,933
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,891
Accumulated depreciation		262
Thermo Fisher, Kalamazoo, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,176
Initial cost, buildings and improvements		10,179
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		11,355
Accumulated depreciation		365
Capgemini, Birmingham, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		8,142
Initial cost, land		1,843
Initial cost, buildings and improvements		17,470
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		19,313
Accumulated depreciation		649
Merck, Madison, NJ
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		10,290
Initial cost, buildings and improvements		32,530
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		1
Real estate, gross		42,821
Accumulated depreciation		1,106
Family Dollar, Abberville, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		115
Initial cost, buildings and improvements		635
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		750
Accumulated depreciation		28
Family Dollar, Aiken, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		439
Initial cost, buildings and improvements		505
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		944
Accumulated depreciation		24
Family Dollar, Alapaha, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		200
Initial cost, buildings and improvements		492
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		692
Accumulated depreciation		24
Family Dollar, Anniston, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		176
Initial cost, buildings and improvements		618
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		794
Accumulated depreciation		26
Family Dollar, Atlanta, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		234
Initial cost, buildings and improvements		1,181
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,415
Accumulated depreciation		45
Family Dollar, Bossier City, LA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		291
Initial cost, buildings and improvements		520
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		811
Accumulated depreciation		22
Family Dollar, Brandenburg, KY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		178
Initial cost, buildings and improvements		748
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		926
Accumulated depreciation		31
Family Dollar, Brownfield, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		31
Initial cost, buildings and improvements		664
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		695
Accumulated depreciation		25
Family Dollar, Brownsville, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		83
Initial cost, buildings and improvements		803
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		886
Accumulated depreciation		31
Family Dollar, Caledonia, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		415
Initial cost, buildings and improvements		162
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		577
Accumulated depreciation		12
Family Dollar, Camden, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		187
Initial cost, buildings and improvements		608
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		795
Accumulated depreciation		27
Family Dollar, Camp Wood, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		96
Initial cost, buildings and improvements		593
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		689
Accumulated depreciation		26
Family Dollar, Church Point, LA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		247
Initial cost, buildings and improvements		563
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		810
Accumulated depreciation		24
Family Dollar, Columbia, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		363
Initial cost, buildings and improvements		487
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		850
Accumulated depreciation		24
Family Dollar, Columbus, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		305
Initial cost, buildings and improvements		85
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		390
Accumulated depreciation		6
Family Dollar, Danville, VA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		124
Initial cost, buildings and improvements		660
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		784
Accumulated depreciation		26
Family Dollar, Detroit, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		107
Initial cost, buildings and improvements		711
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		818
Accumulated depreciation		25
Family Dollar, Diamond Head, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		104
Initial cost, buildings and improvements		834
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		938
Accumulated depreciation		32
Family Dollar, Eatonville, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		332
Initial cost, buildings and improvements		584
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		916
Accumulated depreciation		30
Family Dollar, Falfurrias, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		52
Initial cost, buildings and improvements		745
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		797
Accumulated depreciation		26
Family Dollar, Fayetteville, NC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		100
Initial cost, buildings and improvements		437
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		537
Accumulated depreciation		16
Family Dollar, Fort Davis, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		114
Initial cost, buildings and improvements		698
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		812
Accumulated depreciation		31
Family Dollar, Fort Madison, IA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		188
Initial cost, buildings and improvements		226
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		414
Accumulated depreciation		11
Family Dollar, Greenwood, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		629
Initial cost, buildings and improvements		546
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,175
Accumulated depreciation		22
Family Dollar, Grenada, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		346
Initial cost, buildings and improvements		335
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		681
Accumulated depreciation		18
Family Dollar, Griffin, GA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		369
Initial cost, buildings and improvements		715
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,084
Accumulated depreciation		31
Family Dollar, Hallsville, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		96
Initial cost, buildings and improvements		225
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		321
Accumulated depreciation		8
Family Dollar, Hardeeville, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		83
Initial cost, buildings and improvements		663
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		746
Accumulated depreciation		28
Family Dollar, Hastings, NE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		260
Initial cost, buildings and improvements		515
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		775
Accumulated depreciation		20
Family Dollar, Haw River, NC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		310
Initial cost, buildings and improvements		554
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		864
Accumulated depreciation		30
Family Dollar, Jacksonville, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		369
Initial cost, buildings and improvements		544
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		913
Accumulated depreciation		24
Family Dollar, Kansas City, MO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		52
Initial cost, buildings and improvements		986
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,038
Accumulated depreciation		33
Family Dollar, Knoxville, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		82
Initial cost, buildings and improvements		714
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		796
Accumulated depreciation		29
Family Dollar, La Feria, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		124
Initial cost, buildings and improvements		956
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,080
Accumulated depreciation		35
Family Dollar, Lancaster, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		229
Initial cost, buildings and improvements		721
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		950
Accumulated depreciation		33
Family Dollar, Lillian, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		410
Initial cost, buildings and improvements		508
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		918
Accumulated depreciation		22
Family Dollar, Louisville, KY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		511
Initial cost, buildings and improvements		503
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,014
Accumulated depreciation		23
Family Dollar, Louisville, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		235
Initial cost, buildings and improvements		410
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		645
Accumulated depreciation		20
Family Dollar, Madisonville, KY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		389
Initial cost, buildings and improvements		576
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		965
Accumulated depreciation		25
Family Dollar, Memphis I, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		356
Initial cost, buildings and improvements		507
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		863
Accumulated depreciation		23
Family Dollar, Memphis II, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		79
Initial cost, buildings and improvements		342
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		421
Accumulated depreciation		16
Family Dollar, Memphis III, TN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		158
Initial cost, buildings and improvements		301
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		459
Accumulated depreciation		15
Family Dollar, Mendenhall, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		61
Initial cost, buildings and improvements		720
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		781
Accumulated depreciation		28
Family Dollar, Mobile, AL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		258
Initial cost, buildings and improvements		682
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		940
Accumulated depreciation		27
Family Dollar, Mohave Valley, AZ
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		284
Initial cost, buildings and improvements		575
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		859
Accumulated depreciation		30
Family Dollar, N Platte, NE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		117
Initial cost, buildings and improvements		255
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		372
Accumulated depreciation		9
Family Dollar, Nampa, ID
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		133
Initial cost, buildings and improvements		1,126
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,259
Accumulated depreciation		43
Family Dollar, Newberry, MI
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		172
Initial cost, buildings and improvements		1,562
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,734
Accumulated depreciation		59
Family Dollar, North Charleston I, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		376
Initial cost, buildings and improvements		588
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		964
Accumulated depreciation		26
Family Dollar, North Charleston II, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		458
Initial cost, buildings and improvements		593
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,051
Accumulated depreciation		28
Family Dollar, Oklahoma City, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		144
Initial cost, buildings and improvements		1,211
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,355
Accumulated depreciation		41
Family Dollar, Orlando I, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		668
Initial cost, buildings and improvements		567
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,235
Accumulated depreciation		26
Family Dollar, Orlando II, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		501
Initial cost, buildings and improvements		769
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,270
Accumulated depreciation		41
Family Dollar, Paulden, AZ
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		468
Initial cost, buildings and improvements		306
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		774
Accumulated depreciation		19
Family Dollar, Pensacola, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		123
Initial cost, buildings and improvements		541
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		664
Accumulated depreciation		23
Family Dollar, Poteet, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		141
Initial cost, buildings and improvements		169
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		310
Accumulated depreciation		11
Family Dollar, Rockford, IL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		183
Initial cost, buildings and improvements		1,179
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,362
Accumulated depreciation		43
Family Dollar, Roebuck, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		306
Initial cost, buildings and improvements		508
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		814
Accumulated depreciation		27
Family Dollar, San Angelo, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		96
Initial cost, buildings and improvements		342
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		438
Accumulated depreciation		15
Family Dollar, St. Louis, MO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		226
Initial cost, buildings and improvements		1,325
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,551
Accumulated depreciation		48
Family Dollar, Tyler, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		217
Initial cost, buildings and improvements		682
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		899
Accumulated depreciation		25
Family Dollar, Union, MS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		52
Initial cost, buildings and improvements		622
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		674
Accumulated depreciation		25
Family Dollar, Williamston, SC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		211
Initial cost, buildings and improvements		558
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		769
Accumulated depreciation		25
Family Dollar, Winter Haven I, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		486
Initial cost, buildings and improvements		437
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		923
Accumulated depreciation		24
Family Dollar, Winter Haven II, FL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		210
Initial cost, buildings and improvements		527
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		737
Accumulated depreciation		29
Government Services Administration, Rangeley, ME
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,377
Initial cost, buildings and improvements		4,746
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		262
Real estate, gross		6,385
Accumulated depreciation		166
Garden Ridge, Louisville, KY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		3,994
Initial cost, buildings and improvements		4,865
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		8,859
Accumulated depreciation		172
Garden Ridge, Lubbock, TX
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		1,574
Initial cost, buildings and improvements		5,950
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,524
Accumulated depreciation		237
Garden Ridge, Mesa, AZ
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,727
Initial cost, buildings and improvements		4,867
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		7,594
Accumulated depreciation		189
Garden Ridge, Raleigh, NC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		2,362
Initial cost, buildings and improvements		4,267
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		6,629
Accumulated depreciation		168
Hewlett-Packard, Newcastle, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		13,748
Initial cost, land		1,273
Initial cost, buildings and improvements		21,193
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		22,466
Accumulated depreciation		703
Inteir Automotive, Redditch, UK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		6,995
Initial cost, land		1,314
Initial cost, buildings and improvements		10,407
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		11,721
Accumulated depreciation		384
Waste Management, Winston-Salem, NC
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		494
Initial cost, buildings and improvements		3,235
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		3,729
Accumulated depreciation		110
FedEx, Winona, MN
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		83
Initial cost, buildings and improvements		1,785
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,868
Accumulated depreciation		69
Winston Hotel, Amsterdam, Netherlands
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		7,657
Initial cost, buildings and improvements		4,049
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		11,706
Accumulated depreciation		127
Dollar General, Allen, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		99
Initial cost, buildings and improvements		793
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		892
Accumulated depreciation		28
Dollar General, Allentown, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		347
Initial cost, buildings and improvements		887
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,234
Accumulated depreciation		41
Dollar General, Calendonia, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		110
Initial cost, buildings and improvements		861
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		971
Accumulated depreciation		30
Dollar General, Cherokee, KS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		27
Initial cost, buildings and improvements		769
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		796
Accumulated depreciation		28
Dollar General, Choctaw, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		247
Initial cost, buildings and improvements		859
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,106
Accumulated depreciation		30
Dollar General, Clearwater, KS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		90
Initial cost, buildings and improvements		785
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		875
Accumulated depreciation		28
Dollar General, Dexter, NM
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		329
Initial cost, buildings and improvements		585
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		914
Accumulated depreciation		21
Dollar General, Elmore City, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		21
Initial cost, buildings and improvements		742
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		763
Accumulated depreciation		27
Dollar General, Erie, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		410
Initial cost, buildings and improvements		682
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,092
Accumulated depreciation		27
Dollar General, Eunice, NM
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		269
Initial cost, buildings and improvements		569
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		838
Accumulated depreciation		21
Dollar General, Gore, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		143
Initial cost, buildings and improvements		813
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		956
Accumulated depreciation		29
Dollar General, Gratiot, OH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		239
Initial cost, buildings and improvements		809
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,048
Accumulated depreciation		29
Dollar General, Greensburg, PA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		97
Initial cost, buildings and improvements		970
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,067
Accumulated depreciation		36
Dollar General, Heavener, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		99
Initial cost, buildings and improvements		998
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,097
Accumulated depreciation		35
Dollar General, Kingston, OK
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		81
Initial cost, buildings and improvements		778
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		859
Accumulated depreciation		28
Dollar General, Lordsburg, NM
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		212
Initial cost, buildings and improvements		719
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		931
Accumulated depreciation		26
Dollar General, Lyons, KS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		120
Initial cost, buildings and improvements		970
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		1,090
Accumulated depreciation		34
Dollar General, Mansfield, LA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		0
Initial cost, land		169
Initial cost, buildings and improvements		812
Costs capitalized subsequent to acquisition, land		0
Costs capitalized subsequent to acquisition, buildings and improvements		0
Real estate, gross		981
Accumulated depreciation		$ 29